8 Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Abstract
Schedule of inventory
	2019	2018

Finished goods	4,634,192	5,542,220
Raw materials, production inputs and packaging	1,665,797	1,578,523
Maintenance materials	608,693	465,684
Advances to suppliers	68,382	93,445
Imports in transit	664,345	838,099
Total	7,641,409	8,517,971

Current assets	7,625,084	8,486,577
Non-current assets	16,325	31,394
Total	7,641,409	8,517,971

Schedule of provision for inventories	The effect of the provision for inventories in 2019 and 2018 is shown below:
	2019	2018
Additions	(72,672)	(23,674)
Reversals	10,636	14,721
Total	(62,036)	(8,953)